Note 13 - Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	2024	2023

Accounts payable and other	$10,752	$9,681
Current income tax liability	893	7,466
Deferred income tax liability (note 16)	141	731
Lease obligations	3,035	3,771
Cash collateral and amounts held in escrow (note 6)	6,076	8,818
Cash reserves on loan and lease receivables (note 6)	171,208	153,769

	$192,105	$184,236